Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual Review, Compensation Cycle & Timing of Grants of Certain Equity Awards
The Company has historically completed its annual review and compensation cycle for all employees in the first quarter of each calendar year, at which time the Compensation Committee approves any go-forward base salary adjustments, annual cash bonuses under the Bonus Plan for the most recently completed fiscal year and equity incentive award grants to eligible employees, in each case including for our NEOs. The Compensation Committee also sets target performance metrics on an annual basis for certain PSUs during the Company’s annual review and compensation cycle. In certain circumstances, the Compensation Committee may approve grants of cash bonus or equity incentive awards at other times outside of the annual compensation cycle, including to new hires upon their start date and existing employees upon promotion or for retention purposes, as applicable. During 2025, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity incentive awards.

Award Timing Method	The Company has historically completed its annual review and compensation cycle for all employees in the first quarter of each calendar year, at which time the Compensation Committee approves any go-forward base salary adjustments, annual cash bonuses under the Bonus Plan for the most recently completed fiscal year and equity incentive award grants to eligible employees, in each case including for our NEOs. The Compensation Committee also sets target performance metrics on an annual basis for certain PSUs during the Company’s annual review and compensation cycle. In certain circumstances, the Compensation Committee may approve grants of cash bonus or equity incentive awards at other times outside of the annual compensation cycle, including to new hires upon their start date and existing employees upon promotion or for retention purposes, as applicable.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity incentive awards.